Prepaid Expense and Other Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Advance to EMS providers	$ 23,914	[1]	$ 2,884	[1]
Rental receivable	2,952		1,120
Value added taxes recoverable	1,713		2,486
Social insurance borne by employee	967		989
Deposits	941		2,138
Staff advances	192		272
Other prepaid and current assets	178		222
Prepaid royalty fee	161		165
Prepaid testing and tooling fee	85		106
Capital contribution receivable from noncontrolling shareholders			54
Prepaid expenses and other current assets	$ 31,103		$ 10,436

[1]	EMS providers manufacture the mobile phone based on the Company's design.